Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	May 31, 2018
Registrant Name	PNC FUNDS
Central Index Key	0000778202
Amendment Flag	false
Document Creation Date	Jun. 08, 2018
Document Effective Date	Jun. 08, 2018
Prospectus Date	Sep. 28, 2017
PNC INTERNATIONAL EQUITY FUND | CLASS A
Prospectus:
Trading Symbol	PMIEX
PNC INTERNATIONAL EQUITY FUND | CLASS C
Prospectus:
Trading Symbol	PIUCX
PNC INTERNATIONAL EQUITY FUND | CLASS I
Prospectus:
Trading Symbol	PIUIX